FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 387	$ 269	$ 194	$ 269	$ 146
Profit / (loss) deferred on new transactions	97	181	121	278	239
(Profit) / loss recognized in the income statement	(79)	(63)	(72)	(142)	(141)
Foreign currency translation	0	(1)	0	(1)	(1)
Reserve balance at the end of the period	$ 405	$ 387	$ 243	$ 405	$ 243